Financial Instruments - Schedule of Changes in Interest Rates of Financial Instruments by Basis points (Detail) - Variable-rate instruments [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Increase in profit or loss	€ (1,692)	€ (1,021)	€ (478)
Decrease in profit or loss	1,692	1,021	478
Increase in equity	(69)	(76)	(84)
Decrease in equity	€ 69	€ 76	€ 84